Cash and Cash Equivalents and Financial Investments	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Cash Equivalents and Financial Investments and Hedge Derivative Financial Instruments [Abstract]
Cash and cash equivalents, financial investments and hedge derivative financial instruments

5. Cash and cash equivalents, financial investments and hedge derivative financial instruments

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the DI, in repurchase agreement, financial bills, and in short term investments funds, whose portfolio comprised of Brazilian Federal Government bonds and in certificates of deposit of financial institutions; (ii) outside Brazil, in certificates of deposit of financial institutions and in short term investments funds, whose portfolio comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.

The financial assets were classified in Note 33.j, based on business model of financial assets of the Company and its subsidiaries.

Cash, cash equivalents and financial investments amounted to R$ 4,463,473 as of December 31, 2021 (R$ 8,672,160 as of December 31, 2020) are as follows:

a. Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2021	12/31/2020
Cash and bank deposits
In local currency	317,907	285,306
In foreign currency	16,640	119,775
Financial investments considered cash equivalents
In local currency
Fixed-income securities	1,943,164	2,241,852
In foreign currency
Fixed-income securities	2,363	14,561
Total cash and cash equivalents	2,280,074	2,661,494

b. Financial investments and currency and interest rate hedging instruments

The financial investments which are not classified as cash and cash equivalents are presented as follows:

	12/31/2021	12/31/2020
Financial investments
In local currency
Fixed-income securities and funds	1,607,608	3,749,852
In foreign currency
Fixed-income securities and funds	103,239	1,278,940
Currency and interest rate hedging instruments (a)	472,552	981,874
Total financial investments	2,183,399	6,010,666
Current	1,804,122	5,033,258
Non-current	379,277	977,408

(a) Accumulated gains, net of income tax (see Note 33.i).